Lease liability - IFRS 16 Impact (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Principal payments of lease liabilities	$ 2,798	$ 2,517
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Interest on lease liabilities	1,225	1,244
Income from sub-leasing right-of-use assets	1,744	1,557
Expenses relating to short-term leases	168	120
Interest paid	1,225	1,244
Principal payments of lease liabilities	2,798	2,517
Cash outflow for leases	$ 4,191	$ 3,881